World Omni Auto Receivables Trust 2012-A	Exhibit 99.1
Monthly Servicer Certificate
October 31, 2014

Dates Covered
Collections Period	10/01/14 - 10/31/14
Interest Accrual Period	10/15/14 - 11/16/14
30/360 Days	30
Actual/360 Days	33
Distribution Date	11/17/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/14	284,504,694.26	23,557
Yield Supplement Overcollateralization Amount at 09/30/14	2,589,082.17	0
Receivables Balance at 09/30/14	287,093,776.43	23,557
Principal Payments	14,977,190.18	497
Defaulted Receivables	487,187.69	28
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/14	2,352,016.87	0
Pool Balance at 10/31/14	269,277,381.69	23,032

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,449,326.13	47,477

Delinquent Receivables:
Past Due 31-60 days	5,430,264.11	352
Past Due 61-90 days	1,454,498.63	89
Past Due 91 + days	310,177.89	23
Total	7,194,940.63	464

Total 31+ Delinquent as % Ending Pool Balance	2.67%

Recoveries	383,532.70

Aggregate Net Losses/(Gains) - October 2014	103,654.99

Overcollateralization Target Amount	12,117,482.18
Actual Overcollateralization	12,117,482.18

Weighted Average APR	4.12%
Weighted Average APR, Yield Adjusted	4.93%
Weighted Average Remaining Term	34.64

Flow of Funds	$ Amount

Collections	16,350,635.19
Advances	1,681.92
Investment Earnings on Cash Accounts	1,004.67
Servicing Fee	(239,244.81)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	16,114,076.97

Distributions of Available Funds
(1) Class A Interest	157,148.64
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	23,517.17
(4) Second Priority Principal Distributable Amount	2,424,601.33
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	12,117,482.18
(7) Distribution to Certificateholders	1,391,327.65
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	16,114,076.97

Servicing Fee	239,244.81
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	884,470,000.00
Original Class B	18,940,000.00

Total Class A & B
Note Balance @ 10/15/14	271,701,983.02
Principal Paid	14,542,083.51
Note Balance @ 11/17/14	257,159,899.51

Class A-1
Note Balance @ 10/15/14	0.00
Principal Paid	0.00
Note Balance @ 11/17/14	0.00
Note Factor @ 11/17/14	0.0000000%

Class A-2
Note Balance @ 10/15/14	0.00
Principal Paid	0.00
Note Balance @ 11/17/14	0.00
Note Factor @ 11/17/14	0.0000000%

Class A-3
Note Balance @ 10/15/14	125,091,983.02
Principal Paid	14,542,083.51
Note Balance @ 11/17/14	110,549,899.51
Note Factor @ 11/17/14	43.0155251%

Class A-4
Note Balance @ 10/15/14	127,670,000.00
Principal Paid	0.00
Note Balance @ 11/17/14	127,670,000.00
Note Factor @ 11/17/14	100.0000000%

Class B
Note Balance @ 10/15/14	18,940,000.00
Principal Paid	0.00
Note Balance @ 11/17/14	18,940,000.00
Note Factor @ 11/17/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	180,665.81
Total Principal Paid	14,542,083.51
Total Paid	14,722,749.32

Class A-1
Coupon	0.29529%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.52000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.64000%
Interest Paid	66,715.72
Principal Paid	14,542,083.51
Total Paid to A-3 Holders	14,608,799.23

Class A-4
Coupon	0.85000%
Interest Paid	90,432.92
Principal Paid	0.00
Total Paid to A-4 Holders	90,432.92

Class B
Coupon	1.49000%
Interest Paid	23,517.17
Principal Paid	0.00
Total Paid to B Holders	23,517.17

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1999821
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	16.0968813
Total Distribution Amount	16.2968634

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.2595942
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	56.5839825
Total A-3 Distribution Amount	56.8435767

A-4 Interest Distribution Amount	0.7083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.7083334

B Interest Distribution Amount	1.2416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2416668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	166.73
Noteholders' Principal Distributable Amount	833.27

Account Balances	$ Amount

Advances
Balance as of 09/30/14	60,442.05
Balance as of 10/31/14	62,123.97
Change	1,681.92

Reserve Account
Balance as of 10/15/14	2,310,518.58
Investment Earnings	129.45
Investment Earnings Paid	(129.45)
Deposit/(Withdrawal)	-
Balance as of 11/17/14	2,310,518.58
Change	-

Required Reserve Amount	2,310,518.58